Investments - Gross realized gains and gross realized losses from sales or maturities of available for sale securities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed maturity securities
Gross Realized Gains	$ 46	$ 64	$ 120	$ 894	$ 1,022
Gross Realized Losses	139	163	677	144	440
Net Investment Income [Line Items]
Aggregate fair value of available for sale securities sold	2,700	2,100	10,000	11,400	12,000
Net realized gains (losses)	(93)	(99)	(557)	750	582
Fortitude RE Funds Withheld Assets
Net Investment Income [Line Items]
Net realized gains (losses)	$ (17)	$ (20)	$ (232)	$ 647	$ 660